Fair Value Measurements (Schedule Of Principal Amounts And Fair Values Of Debt Instruments) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 6.25% Notes [Member]	Oct. 31, 2012 6.25% Notes [Member]	Dec. 31, 2011 2016 Notes Issued October 2009 [Member]	Oct. 31, 2009 2016 Notes Issued October 2009 [Member]	Dec. 31, 2011 2016 Notes Issued August 2010 [Member]	Aug. 31, 2010 2016 Notes Issued August 2010 [Member]
Derivative Financial Instruments [Line Items]
Principal Amount	$ 600.0	$ 624.5	$ 600.0	$ 600.0	$ 472.1	$ 625.0	$ 152.4	$ 200.0
Fair Value	$ 628.1	$ 665.1	$ 628.1		$ 503.4		$ 161.7